RELATED PARTY TRANSACTIONS (Details) - USD ($)		1 Months Ended		11 Months Ended
	Aug. 04, 2020	Jul. 31, 2020	Feb. 29, 2020	Dec. 31, 2020
Related Party Transactions [Line Items]
Aggregate loan amount			$ 300,000
Working capital loans				$ 1,500,000
Office equipment fees				15,000
Included accrued expenses				$ 75,000
Sponsor [Member]
Related Party Transactions [Line Items]
Related party, description	The Company drew down a total of approximately $47,000 under the Note, including approximately $3,000 for costs paid directly by the Sponsor. On August 4, 2020, the approximately $47,000 outstanding under the Note was fully repaid in connection with the closing of the IPO.
Founder Shares [Member]
Related Party Transactions [Line Items]
Related party, description		In July 2020, the Sponsor transferred an aggregate of 867,500 founder shares, including to the following persons: (i) 32,500 founder shares to each of Marc Saiontz and Suzy Taherian, two of the Company's independent director nominees, (ii) 35,000 founder shares to each of Neil Glat and Brian Mathis, two of the Company's independent director nominees, (iii) 40,000 founder shares to Kathleen Harris, one of the Company's independent director nominees, (iv) 50,000 founder shares to Thomas Sullivan, one of the Company's independent director nominees, (v) 67,500 founder shares to Adam Deutsch, the Company's Chief Financial Officer, (vi) 100,000 founder shares to Charlie Baynes-Reid, the Company's Chief Operating Officer, (vii) 135,000 founder shares to each of Kevin Charlton and Charles Goldman, the Company's Chief Executive Officer and director, respectively, and (viii) 200,000 founder shares to Nick Petruska, the Company's special advisor; and (ii) the Sponsor forfeited 920,000 shares of Class B common stock and certain funds and accounts managed by Magnetar Financial LLC, UBS O'Connor LLC, and Mint Tower Capital Management B.V (collectively, the "Anchor Investor") purchased 920,000 shares of Class B common stock from the Company for an aggregate purchase price of approximately $5,333, or approximately $0.006 per share resulting in the Company's initial stockholders holding an aggregate of 4,312,500 Founder Shares. The Founder Shares are identical to the Class A common stock included in the Units being sold in the Public Offering except that the Founder Shares automatically convert into shares of Class A common stock at the time of the initial Business Combination and are subject to certain transfer restrictions, as described in more detail below.The Company's initial stockholders and Anchor Investors have agreed not to transfer, assign or sell any of its Founder Shares until the earlier of (A) one year after the completion of the Company's initial Business Combination, or (B), subsequent to the Company's initial Business Combination, if (x) the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company's initial Business Combination or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company's stockholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
Private Placement [Member]
Related Party Transactions [Line Items]
Purchase of warrants, shares (in Shares)				5,700,000
Warrants exercise price				$ 1.00
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Aggregate purchase price				$ 5,700,000
Class B Common Stock
Related Party Transactions [Line Items]
Common stock purchase, shares (in Shares)			4,312,500
Common stock, par value (in Dollars per share)			$ 0.006
Class B Common Stock | Founder Shares [Member]
Related Party Transactions [Line Items]
Common stock purchase			$ 25,000
Class A Common Stock
Related Party Transactions [Line Items]
Warrants exercise price				$ 11.50